BUSINESS ACQUISITIONS - Schedule of fair value of net assets acquired (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Apr. 03, 2023	Dec. 31, 2021
Liabilities
Cash consideration paid			$ 6.7
Freedom Mobile Inc.
Assets
Accounts receivable	$ 257.3
Other current assets	181.3
Property, plant and equipment	709.1
Intangible assets	1,177.7
Right-of-use of assets	226.2
Other assets	65.8
Total	2,617.4
Liabilities
Accounts payable, accrued charges and provisions	(127.2)
Other current liabilities	(94.2)
Lease liabilities	(226.2)
Deferred income taxes	(17.9)
Other liabilities	(84.1)
Total	(549.6)
Net assets acquired	2,067.8
Cash consideration paid	2,171.0	$ 2,070.0
Cash acquired	(103.2)	$ (103.2)
Total	$ 2,067.8